Dear Shareholder:

The Firstar Select REIT-Plus Fund is an actively managed mutual fund which invests primarily in real estate investment trusts (REIT's) and real estate operating companies which are traded on active stock exchanges (e.g. NYSE and NASDAQ). The Fund is focused on providing consistent total rates of return for shareholders by seeking attractive real estate investment opportunities that generate both capital appreciation and income.

Performance for the REIT sector over the first half of the 2000/2001 Fiscal Year beginning April 1, 2000 has been strong as investors renewed their interest in the real estate sector. The strongest month occurred in July as the REIT market rose nearly 8%, as indicated by the Morgan Stanley REIT Index. A volatile technology sector coupled with renewed interest in consistent earnings growth companies which trade at low valuations and offer attractive levels of income were key in bringing positive inflows into REIT's and REIT mutual funds.

During the first half of the 2000/2001 Fiscal Year the Firstar Select REIT-Plus Fund rose 17.83% consisting of a strong 11% return in the first quarter of the fiscal year coupled with a 6.2% increase during the second quarter. The Firstar Select REIT-Plus Fund's results were slightly behind the 18.99% return of the Morgan Stanley REIT Index results for the same time period. The Morgan Stanley REIT Index achieved 10.37% return for the first quarter of the fiscal year and a 7.81% return for the second quarter of the fiscal year. Strength in large cap REIT's versus small cap REIT's aided the results of the Index as compared to the diversified capitalization REIT stock exposure held in the Firstar Select REIT-Plus Fund.

The Morgan Stanley REIT Index is a total-return index comprised of over 125 real estate investment trusts.

The Firstar Select REIT-Plus Fund also lagged the 19.38% return experienced over the first half of the 2000/2001 Fiscal Year by the Lipper Real Estate Average. Diversification was key in the performance differential between the Fund and the Lipper Real Estate Average as the Fund held exposure to small, middle and large cap REIT's and continued to be diversified across property lines (e.g. office, retail, residential).

The Firstar Select REIT-Plus Fund is managed using both quantitative and fundamental analysis to aid in meeting investors' long-term goals of both price appreciation and income. These tools allow us to focus on those sectors that will most benefit investors in achieving these objectives. Above average earnings growth rates, low levels of debt to capital and attractive income yields offer attractive reasons for investors to consider REIT's in achieving their investment objectives.

Karen L. Bowie, CFA
Vice President, Fund Manager

INVESTMENTS-FIRSTAR SELECT REIT-PLUS FUND
-----------------------------------------
Schedule of Investments September 30, 2000 (unaudited)

                                              Number             Market
                                            of Shares            Value

COMMON STOCKS - 97.75%

INTERNET - 0.03%

VelocityHIS  Inc.                                4,440         $   11,100

LODGING - 1.95%

Starwood Hotels & Resorts Worldwide Inc.        23,300            728,125

REAL ESTATE DEVELOPMENT -  5.80%

Catellus Development Corp.*                     75,000          1,317,188
Trizec Hahn Corp.                               50,000            840,625

REAL ESTATE INVESTMENT TRUSTS - 89.97%

Apartment Investment and
Management Co. REIT                             33,000          1,520,063
Archstone Communities, Trust REIT               29,000            712,313
Arden Realty Group, Inc. REIT                   13,251            355,292
Avalon Bay Communities, Inc. REIT               24,512          1,168,916
Bedford Property Investors, Inc. REIT           31,000            629,688
Boston Properties, Inc. REIT                    10,000            429,375
Brandywine Realty Trust REIT                    35,000            708,750
BRE Properties Inc. REIT                        22,200            710,400
Camden Properties Trust  REIT                   25,000            775,000
CBL & Associates Properties, REIT               25,500            639,094
Chelsea GCA Realty Inc. REIT                    26,200            920,275
Developers Diversified Rlty Trust REIT          48,000            612,000
Duke Weeks Realty Corp.  REIT                   70,000          1,688,750
EastGroup Properties, Inc. REIT                 48,000          1,068,000
Equity Office Properties Trust REIT             62,000          1,929,750
Equity Residential Properties Trust REIT        38,000          1,826,375
Essex Property Trust REIT                        9,000            498,375
Franchise Fin. Corp. REIT                       23,000            517,500
General Growth Properties, Inc.  REIT           19,000            612,750
Healthcare Realty Trust REIT                    30,000            633,750
Home Properties NY Inc. REIT                    15,000            448,125
Hospitality Properties Trust REIT               15,000            348,750
Host Marriott Corp.                             30,000            337,500
Kilroy Realty Corp. REIT                        23,000            613,813
Kimco Realty Corp. REIT                         20,070            847,958



                                                Number             Market
                                               of Shares           Value

Lasalle Hotel Properties REIT                   55,000        $   831,875
Liberty Property Trust REIT                     24,450            672,375
Macerich Corp. REIT                             35,000            743,750
Mack-Cali Reality Corp. REIT                    10,000            281,875
Merristar Hospitality                           33,162            671,530
Mills Corp. REIT                                43,000            814,312
Pacific Gulf Properties, Inc. REIT              32,000            856,000
Pinnacle Holdings, Inc. REIT                     6,000            159,750
Prentiss Properties Trust REIT                  24,000            627,000
Public Storage Inc. REIT                        22,660            542,423
Realty Income Corp. REIT                         1,000             23,312
Reckson Associates Realty Corp. REIT            45,000          1,147,500
Simon Property Group, Inc. REIT                 77,040          1,800,810
Spieker Properties, Inc. REIT                   31,000          1,784,437
Storage USA, Inc. REIT                          15,240            464,820
Summit Properties Inc. REIT                     28,000            675,500
Sun Communities Inc. REIT                        9,000            284,625
Vornado Realty Trust REIT                       15,000            556,875
                                                                  -------


TOTAL COMMON STOCKS
         (Cost $33,245,168)                                    36,388,369
                                                               ----------


REPURCHASE AGREEMENTS - 1.91%

Donaldson (DLJ) ($755,000, 6.52% Federal Natl. Mtg. Assn.
31359MEM1, 02/13/04) Purchase Date 09/29/00, Maturity Date
10/02/00 Amount Payable at Maturity $710,386

TOTAL REPURCHASE AGREEMENTS
     (Cost $710,000)                                              710,000
                                                              -----------

TOTAL INVESTMENTS - 99.66%
     (Cost $33,955,168)                                        37,098,369

OTHER ASSETS AND LIABILITIES, NET - 0.34%                         127,286
-----------------------------------------                     -----------

NET ASSETS - 100%                                             $37,225,655
                                                              ===========

*Non-income producing securities

The accompanying notes are an integral part of these financial statements.


FIRSTAR SELECT REIT-PLUS FUND
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2000 (unaudited)
ASSETS

     Investments, at value (cost $33,955,168) ................      $ 37,098,369
     Dividend receivable .....................................           260,821
     Interest receivable .....................................               257
     Receivable for shares of beneficial interest sold .......            21,000
     Deferred organization costs (Note 2) ....................            12,385
     Prepaid expenses ........................................            10,049
                                                                    ------------
     Total assets ............................................        37,402,881

LIABILITIES

     Payable for overdrafts ..................................           126,442
     Payable for shares of beneficial interest redeemed ......             5,121
     Accrued expenses ........................................            45,663
                                                                    ------------
     Total liabilities .......................................           177,226
                                                                    ------------

NET ASSETS ...................................................     $  37,225,655
                                                                     ===========

Net assets consist of:
     Paid-in capital .........................................        37,868,745
     Accumulated undistributed income ........................            50,491
     Accumulated net realized gain (loss) on investments .....        (3,836,782)
     Net unrealized appreciation in
        value of investments .................................         3,143,201
                                                                     -----------

Net assets ...................................................     $  37,225,655
                                                                     ===========

NET ASSET VALUE PER SHARE

Class B Shares:
Net asset value and offering price per share (based on net assets
of $104,209 and 11,526 shares of beneficial interest outstanding)          $9.04
Minimum redemption price per share (net asset value x 95%)....             $8.59

Class Y Shares:
Net asset value, offering and redemption price per share (based on net assets of $37,121,446 and 4,117,252 shares of beneficial
interest outstanding) ........................................             $9.02

The accompanying notes are an integral part of these financial statements.



FIRSTAR SELECT REIT-PLUS FUND
STATEMENT OF OPERATIONS
For the six months ended September 30, 2000 (unaudited)

INVESTMENT INCOME
Income:
     Interest ................................................       $    63,801
     Dividends ...............................................         1,083,442
                                                                     -----------
          Total  income ......................................         1,147,243
                                                                     -----------

EXPENSES:
     Administrative service fees (Note 3)
        Class B ..............................................             3,012
        Class Y ..............................................            17,317
        Auditing fees ........................................            10,027
     Custodian fees (Note 3) .................................             6,849
     Fund accounting fees
        Class B ..............................................             3,012
        Class Y ..............................................            13,853
     Insurance ...............................................             2,372
     Servicing fees ..........................................            17,367
     Legal fees ..............................................            15,041
     Investment adviser fees (Note 3) ........................           130,255
     Trustee's fees ..........................................            10,027
     Pricing fees ............................................             2,106
     Amortization of organization expenses ...................             3,713
     Postage .................................................             1,755
     Registration and filing fees
        Class B ..............................................               216
        Class Y ..............................................             9,586
     Printing ................................................            16,455
     Transfer agent fees (Note 3)
        Class B ..............................................             3,012
        Class Y ..............................................            12,122
     Other expenses ..........................................               375
                                                                       ---------
        Total net expenses ...................................           278,472
                                                                       ---------

  Less Expense Reimbursement from adviser (Note 2)............             9,037
                                                                       ---------

NET INVESTMENT INCOME  .......................................           877,808
                                                                       ---------

REALIZED AND UNREALIZED GAIN/LOSS
     ON INVESTMENTS
     Net realized loss on investments ........................        (1,733,918)
     Change in net unrealized
          appreciation of investments ........................         6,666,620
                                                                      ----------
     Net gain on investments .................................         4,932,702
                                                                      ----------

INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ...............................        $5,810,510
                                                                      ==========


 The accompanying notes are an integral part of these financial statements.


FIRSTAR SELECT REIT-PLUS FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months                    Year
                                                                                     Ended                     Ended
                                                                                 September 30,                March 31,
                                                                                     2000                       2000
                                                                                     ----                       ----

INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income .............................................          $ 877,808                   $ 1,989,915
     Net realized gain (loss) on investments ...........................         (1,733,918)                     (748,536)
     Change in net unrealized appreciation (depreciation) of investments          6,666,620                      (101,216)
                                                                                ------------                  ------------
     Increase (Decrease) in net assets resulting from operations........          5,810,510                     1,140,163
                                                                                ------------                  ------------
Dividends and distributions to shareholders from:
     Net investment Income
        Class B ........................................................             (2,431)                       (6,000)
        Class Y ........................................................           (863,189)                   (1,983,915)
     Realized Capital Gain
        Class B ........................................................                ---                           ---
        Class Y ........................................................                ---                           ---
                                                                                -------------                 ------------
              Total Distributions ......................................           (865,620)                   (1,989,915)
                                                                                -------------                 ------------

TOTAL INCREASE (DECREASE) ..............................................           4,944,890                     (849,752)
                                                                                -------------                 ------------

Capital share transactions:
     Proceeds from shares sold
        Class B ........................................................                 ---                        2,362
        Class Y.........................................................           4,683,965                   10,071,675
     Value of shares issued to shareholders in
        reinvestment of dividends and distributions
        Class B.........................................................               2,431                        4,835
        Class Y.........................................................             160,867                      402,148
     Cost of shares redeemed
        Class B.........................................................              (2,777)                      (5,520)
        Class Y.........................................................          (1,466,929)                 (11,379,893)
     Net increase (decrease) in net assets resulting from                       -------------                 ------------
          capital share transactions ...................................           3,377,557                     (904,393)
                                                                                -------------                 ------------
TOTAL  INCREASE (DECREASE) IN NET ASSETS ...............................           8,322,447                   (1,754,145)
                                                                                -------------                 ------------

NET ASSETS:
     Beginning of period ...............................................        $ 28,903,208                 $ 30,657,353
     End of period  ....................................................        $ 37,225,655                 $ 28,903,208
                                                                                =============                =============

Shares of capital stock of the Fund sold and redeemed:
     Shares sold
        Class B.........................................................                 ---                          287
        Class Y.........................................................             549,512                    1,252,567
     Shares issued to shareholders in reinvestment dividends and distributions:
        Class B.........................................................                 274                          631
        Class Y.........................................................              18,164                       52,735
     Shares redeemed
        Class B.........................................................                (320)                        (686)
        Class Y.........................................................            (169,513)                  (1,426,547)
                                                                                -------------                 ------------
NET INCREASE (DECREASE) IN NUMBER OF SHARES OUTSTANDING                              398,117                     (121,013)
                                                                                =============                 ============

The accompanying notes are an integral part of these financial statements.


FIRSTAR SELECT REIT-PLUS FUND
FINANCIAL HIGHLIGHTS
                                                                                    CLASS Y (C)

                                                                  Six Months           Year           Year           Period
                                                                    Ended             Ended           Ended          Ended
                                                                 September 30,      March 30,        March 31,      March 31,
                                                                    2000              2000            1999           1998(a)
                                                                    ----              ----            -----          ------


PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning ...................................     $ 7.75             $7.96           $10.59         $10.00
Income from investment operations:
     Net investment income ...................................       0.22              0.53             0.40           0.35
     Net realized and unrealized
        gain (loss) on investments ...........................       1.27             (0.21)           (2.55)          0.86
                                                                    ------            ------          -------         ------
Total from investment income .................................       1.49              0.32            (2.15)          1.21
Less  distributions:
     Dividends from net
        investment income ....................................      (0.22)            (0.53)           (0.40)         (0.35)
Distributions from net realized
        gains on investments..................................       0.00             (0.00)           (0.08)         (0.27)
                                                                    ------            ------           ------         ------
Total from distributions .....................................      (0.22)            (0.53)           (0.48)         (0.62)
                                                                    ------            ------           ------         ------

Net asset value at end of period .............................     $ 9.02            $ 7.75           $ 7.96        $ 10.59
                                                                    ======            ======           ======         ======

TOTAL RETURN..................................................      19.20%             4.22%          (20.59)%        14.96%(b)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)....................      37,121            28,813           30,566         43,981
     Ratio of total expenses to
        average net assets ...................................       1.55%             1.61%            1.47%          1.52%(b)
     Ratio of net investment
        income to average net assets..........................       5.07%             6.53%            4.35%          4.29%(b)

     Portfolio turnover ......................................      14.65%            18.57%           45.48%         29.50%(b)



(a)  For the period June 24, 1997 (commencement of operations) to March 31, 1998.
(b)  Annualized.
(c)  Class C shares changed to class Y shares.


The accompanying notes are an integral part of these financial statements.

FIRSTAR SELECT REIT-PLUS FUND
FINANCIAL HIGHLIGHTS

                                                                                    CLASS B

                                                                  Six Months          Year           Year
                                                                     Ended           Ended          Ended
                                                                 September 30,      March 31,      March 31,
                                                                     2000             2000           1999
                                                                     ----             ----           ----

PER SHARE OPERATING
     PERFORMANCE:
Net asset value, beginning ...................................      $ 7.77           $ 7.99         $10.59
Income from investment operations:
     Net investment income ...................................        0.21             0.53           0.40
     Net realized and unrealized
          gain (loss) on investments .........................        1.27            (0.22)         (2.54)
                                                                     ------           ------         ------
Total from investment income .................................        1.48             0.31          (2.14)
Less distributions:
     Dividends from net
          investment income ..................................       (0.21)           (0.53)         (0.38)
     Distributions from net realized
          gains on investments ...............................        0.00             0.00          (0.08)
                                                                     ------           ------         ------
Total from distributions .....................................       (0.21)           (0.53)         (0.46)
                                                                     ------           ------         ------

Net asset value at end of period .............................     $  9.04          $  7.77        $  7.99
                                                                     ======           ======         ======

TOTAL RETURN .................................................       19.16%            3.97%        (20.65%)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (thousands)....................         104               90             91
     Ratio of total expenses to
          average net assets .................................       19.71%           21.55%          13.38%
     Ratio of total expenses to
          average net assets (after reimbursement) ...........        1.55%            1.60%           1.45%
     Ratio of net investment
          income to average net assets .......................      (13.12)%         (12.11)%         (7.53)%
     Ratio of net investment
          income to average net assets (after reimbursement)..        4.94%            7.84%           4.39%

     Portfolio turnover ......................................       14.65%           18.57%          45.48%


     The accompanying notes are an integral part of these financial statements.


NOTES TO FINANCIAL STATEMENTS

NOTE 1 - GENERAL

Firstar Select REIT-Plus Fund (the "Fund") was organized as a series of Star Select Funds, an Ohio business trust (the "Trust") on February 28, 1997. On March 1, 1999 Star Select REIT-Plus Fund was changed to Firstar Select REIT-Plus Fund. The investment objective of the Fund is to provide shareholders with above average income and long term growth of capital. The Fund offers Class B and Class Y shares. Class B shares may be subject to a contingent deferred sales charge. Class Y shares are no-load where there are no sales charges or commissions. All classes of shares have indentical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

         A)   SECURITY VALUATIONS

The procedures and pricing service used to value securities are established and approved by the Board of Trustees. Portfolio securities are valued using the current market valuations: either the last reported sales price, or in the case of securities for which there is no reported last sale, the mean of the closing bid and asked prices. Bid price is used when no ask price is available.

         B)   SECURITIES TRANSACTIONS AND RELATED INCOME

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

         C)   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a quarterly basis, and intends to distribute its net capital gains at least once a year. However, to the extent that net realized gains of the Fund can be reduced by any capital loss carry-overs, such gains will not be distributed.

         D)   FEDERAL  INCOME TAXES

It is the policy of the Fund to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

         E)   EXPENSES

Organizational costs represent costs incurred in connection with the organization and the initial public offering of the Class Y shares of the Fund. Organizational costs are deferred and will be amortized on a straight-line basis over five years. In the event that the original shareholder (or any subsequent transferee) redeems any of its original capital (seed capital) prior to these organizational costs being fully amortized, the redemption proceeds will be reduced by a pro-rata portion of any then unamortized organizational costs. At September 30, 2000, the unamortized balance was $12,385.

The Adviser has committed to reimburse other expenses of class B shares through July 31, 2001 to the extent necessary to maintain total operating expense as indicated in the prospectus. Total reimbursement for the period ended September 30, 2000 was $9,037. For the six months ended September 30, 2000 the Fund paid the Advisor $130,255.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F)   DISTRIBUTION

The Trust has adopted a 12b-1 plan, which permits the Fund to pay up to 0.25% of average net assets as a 12b-1 fee to the Fund's Distributor. The Fund expenses will not be affected by the 12b-1 plan because the Adviser does not intend to activate the plan through July 31, 2001.

         G)   ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES

Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

         H)   ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         I)  REPURCHASE AGREEMENT

Under the terms of a typical repurchase agreement, a Fund writes a financial contract with a counterparty and takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase the financial contract at a specific date and price, thereby determining the yield during the Fund's holding period. This arrangement will result in a fixed-rate of return not subject to the market's fluctuation during the holding period indicated in the contract. The value of the collateral is at least equal to the total amount of the repurchase obligation, including interest. In the event of a default by the counterparty, a Fund has the right to use the collateral to offset any losses incurred.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Firstar Bank (formerly Star Bank), N.A. (the "Adviser" or "Firstar Bank") to manage the Fund's investments. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. The Fund is authorized to pay the Adviser a monthly fee equal to an annual average rate of 0.75% of its average daily net assets.

The Fund also retains Firstar Bank to act as shareholder servicing agent on its behalf. The Fund is authorized to pay Firstar Bank up to 0.25% of its average daily net assets to provide shareholder support services and to maintain shareholder accounts. Firstar Bank currently receives 0.10% of the Fund's average daily net assets for shareholder services and it is anticipated that the fee will remain at 0.10% for the foreseeable future. Firstar Bank also acts as the Fund's custodian, for which it receives a monthly fee equal to an annual average rate of 0.025% of its average daily net assets.

The Fund retains Unified Fund Services, Inc. ("Unified") to act as the Fund's administrator and transfer agent. As administrator, Unified manages the Fund's business affairs and provides the Fund with administrative services, including compliance and accounting services and all regulatory reporting, and necessary office equipment, personnel and facilities to operate the Fund. For these administrative and transfer agency services, Unified receives a monthly fee from the Fund equal to an annual average rate of 0.25% of the Fund's average daily net assets. The Fund retains Unified Management Corporation to act as the principal distributor of the Fund's shares.

NOTE 3 - AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

For the six months ended September 30, 2000, there were no commissions (sales charges paid by investors) paid on the Class B shares.

Certain trustees and officers of the Trust are "interested persons" (as defined in the Investment Company Act of 1940) of the Trust. Each "non-interested" trustee is entitled to receive a quarterly Board of Trustees meeting fee of $1,000 plus expenses for services relating to the Trust.

NOTE 4 - SECURITIES TRANSACTIONS

For the six months ended September 30, 2000, purchases and sales of investment securities, excluding short-term investments were as follows:

                                        Purchases           Sales

The Firstar Select REIT-Plus Fund       $9,198,033       $4,741,817

NOTE 5 - UNREALIZED APPRECIATION (DEPRECIATION)

At September 30, 2000, the composition of unrealized appreciation (depreciation) of investment securities was as follows:

                                   Appreciation     Depreciation        Net

The Firstar Select REIT-Plus Fund   $4,447,368      ($1,304,167)     $3,143,201